PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

On December 31, 2021 and 2020, property and equipment consisted of the following:

	Useful Life	December 31, 2021	December 31, 2020
Delivery trucks and vehicles	3 - 5 years	$747,889	$544,010
Equipment	1 - 5 years	51,301	3,470
Subtotal		799,190	547,480
Less: accumulated depreciation		(221,985)	(74,810)
Property and equipment, net		$577,205	$472,670

During the year ended December 31, 2021, the Company sold vehicles with a cost basis of $116,310 and related accumulated depreciation of $38,992 for cash of $3,451 and the reduction of notes payable of $73,864, resulting in a loss of $3 which is included in general and administrative expenses on the accompanying consolidated statement of operations.

For the years ended December 31, 2021 and 2020, depreciation expense is included in general and administrative expenses and amounted to $215,809 and $102,109, respectively.